N-4	Jan. 23, 2025
Prospectus:
Document Type	N-4
Entity Registrant Name	NATIONWIDE VARIABLE ACCOUNT II
Entity Central Index Key	0000356514
Entity Investment Company Type	N-4
Document Period End Date	Jan. 23, 2025
Amendment Flag	false
Nationwide O Series
Prospectus:
Item 17. Portfolio Companies (N-4) [Text Block]	1. At a meeting of the Board of Trustees (the "Board") of Nationwide Variable Insurance Trust held on October 23, 2024, the Board approved the termination of Nationwide Asset Management, LLC as subadviser to the NVIT Core Bond Fund (the "Fund") and the appointment of Loomis, Sayles & Company, L.P. as the Fund’s new subadviser. This change is anticipated to take effect on or about January 27, 2025 (the "Effective Date").As of the Effective Date the statutory prospectus is amended as follows:The names of the investment option(s) and subadviser(s) are updated as indicated below:
CURRENT INFORMATION	UPDATED INFORMATION
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class II Investment Advisor: Nationwide Fund Advisors Investment Sub-Advisor: Nationwide Asset Management, LLC	Nationwide Variable Insurance Trust - NVIT Loomis Core Bond Fund: Class II Investment Advisor: Nationwide Fund Advisors Investment Sub-Advisor: Loomis, Sayles & Company, L.P.
All references to the Fund’s former name and subadviser are replaced accordingly.2. At a meeting of the Board of Trustees (the "Board") of Nationwide Variable Insurance Trust held on December 11, 2024, the Board approved the termination of Columbia Management Investment Advisor, LLC as the subadviser to the NVIT Columbia Overseas Value Fund (the "Fund") and the appointment of Putnam Investment Management, LLC as the Fund’s new subadviser. This change is anticipated to take effect on or about January 31, 2025 (the "Effective Date").As of the Effective Date the statutory prospectus is amended as follows:The names of the investment option(s) and subadviser(s) are updated as indicated below:
CURRENT INFORMATION	UPDATED INFORMATION
Nationwide Variable Insurance Trust – NVIT Columbia Overseas Value Fund: Class Z Investment Advisor: Nationwide Fund Advisors Investment Sub-Advisor: Columbia Management Investment Advisor, LLC	Nationwide Variable Insurance Trust - NVIT Putnam International Value Fund: Class Z Investment Advisor: Nationwide Fund Advisors Investment Sub-Advisor: Putnam Investment Management, LLC
All references to the Fund’s former name and subadviser are replaced accordingly.3. At a meeting held on October 23, 2024, the Board of Trustees of Nationwide Variable Insurance Trust approved the merger of the NVIT BNY Mellon Core Plus Bond Fund: Class P (the "Target Fund") and the NVIT Core Bond Fund: Class P (the "Acquiring Fund"). The merger will be effective on or about February 28, 2025 (the "Effective Date").As of the Effective Date, the following changes apply to the contract:•the Target Fund will no longer be available to receive transfers or new purchase payments;•the Target Fund will transfer all or substantially all of its assets to the Acquiring Fund in exchange for shares of the Acquiring Fund; and•the Acquiring Fund will assume all liabilities of the Target Fund.Accordingly, the following changes apply to the prospectus:(1) Appendix A is amended to add the following:
Type	Underlying Mutual Fund and Adviser/Subadviser	Current Expenses	Average Annual Total Returns (as of 12/31/2023)
			1 year	5 year	10 year
Fixed Income	NVIT Loomis Core Bond Fund: Class P This underlying mutual fund is no longer available to receive transfers or new purchase payments effective February 28, 2025 Investment Advisor: Nationwide Fund Advisors Sub-Advisor: Loomis, Sayles & Company, L.P.	0.69%*	1.89%	0.46%	1.73%
*This underlying mutual fund’s current expenses reflect a temporary fee reduction.(2) All references in the prospectus to the Target Fund are deleted and replaced with the Acquiring Fund.
Portfolio Companies [Table Text Block]
Type	Underlying Mutual Fund and Adviser/Subadviser	Current Expenses	Average Annual Total Returns (as of 12/31/2023)
			1 year	5 year	10 year
Fixed Income	NVIT Loomis Core Bond Fund: Class P This underlying mutual fund is no longer available to receive transfers or new purchase payments effective February 28, 2025 Investment Advisor: Nationwide Fund Advisors Sub-Advisor: Loomis, Sayles & Company, L.P.	0.69%*	1.89%	0.46%	1.73%

Temporary Fee Reductions, Current Expenses [Text Block]	This underlying mutual fund’s current expenses reflect a temporary fee reduction.
Nationwide O Series | NationwideVariableInsuranceTrustNVITLoomisCoreBondFundClassPMember
Prospectus:
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Name [Text Block]	NVIT Loomis Core Bond Fund: Class P
Portfolio Company Adviser [Text Block]	Nationwide Fund Advisors
Portfolio Company Subadviser [Text Block]	Loomis, Sayles & Company, L.P.
Current Expenses [Percent]	0.69%
Average Annual Total Returns, 1 Year [Percent]	1.89%
Average Annual Total Returns, 5 Years [Percent]	0.46%
Average Annual Total Returns, 10 Years [Percent]	1.73%
Nationwide O Series | NationwideVariableInsuranceTrustNVITLoomisCoreBondFundClassIIMember
Prospectus:
Portfolio Company Name [Text Block]	Nationwide Variable Insurance Trust - NVIT Loomis Core Bond Fund: Class II
Portfolio Company Adviser [Text Block]	Nationwide Fund Advisors
Portfolio Company Subadviser [Text Block]	Loomis, Sayles & Company, L.P.
Nationwide O Series | NationwideVariableInsuranceTrustNVITPutnamInternationalValueFundClassZMember
Prospectus:
Portfolio Company Name [Text Block]	Nationwide Variable Insurance Trust - NVIT Putnam International Value Fund: Class Z
Portfolio Company Adviser [Text Block]	Nationwide Fund Advisors
Portfolio Company Subadviser [Text Block]	Putnam Investment Management, LLC